Description of Organization, Business Operations and Basis of Presentation	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Description of Organization, Business Operations and Basis of Presentation
Description of Organization, Business Operations and Basis of Presentation

Note 1 — Description of Organization, Business Operations and Basis of Presentation

FAST Acquisition Corp. (the “Company”) is a blank check company incorporated in Delaware on June 4, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies.

All activity for the period from June 4, 2020 (inception) through December 31, 2020 relates to the Company’s formation and the preparation of the initial public offering (the “Initial Public Offering”) described below, and since the Initial Public Offering, the search for a prospective initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering.

The Company’s sponsor is FAST Sponsor, LLC, a Delaware limited liability company (the “Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on August 20, 2020. On August 25, 2020, the Company consummated its Initial Public Offering of 20,000,000 units (the “Units” and, with respect to the Class A common stock included in the Units being offered, the “Public Shares”) at $10.00 per Unit, generating gross proceeds of $200.0 million, and incurring offering costs of approximately $11.5 million, inclusive of $7.0 million in deferred underwriting commissions (Note 6). The underwriters were granted a 45-day option from the date of the final prospectus relating to the Initial Public Offering to purchase up to 3,000,000 additional Units to cover over-allotments, if any, at $10.00 per Unit. The over-allotment option expired unexercised on October 5, 2020.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 6,000,000 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”) to the Sponsor, each exercisable to purchase one share of Class A common stock at $11.50 per share, at a price of $1.00 per Private Placement Warrant, generating gross proceeds to the Company of $6.0 million (Note 5). If the over-allotment option was exercised, the Sponsor could have purchased an additional amount of up to 600,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant.

Upon the closing of the Initial Public Offering and the Private Placement, $200.0 million ($10.00 per Unit) of the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement were placed in a trust account (“Trust Account”) located in the United States at JP Morgan Chase Bank, N.A. with Continental Stock Transfer & Trust Company acting as trustee, and are invested only in U.S. “government securities,” within the meaning of Section 2(a)(16) of the Investment Company Act having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940, as amended (the “Investment Company Act”) which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (excluding the amount of any deferred underwriting discount held in trust) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide the holders of the Company’s outstanding Public Shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion, subject to applicable law and stock exchange listing requirements. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then held in the Trust Account (initially anticipated to be $10.00 per Public Share). The per-share amount to be distributed to Public Stockholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 6). As a result, such common stock has been recorded at redemption amount and classified as temporary equity in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”

The Company will proceed with a Business Combination only if a majority of the shares voted are voted in favor of the Business Combination. The Company will not redeem the Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. If a stockholder vote is not required by applicable law or stock exchange listing requirements and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each public stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks stockholder approval in connection with a Business Combination, the initial stockholders (as defined below) have agreed to vote their Founder Shares (as defined below in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination or do not vote at all. In addition, the initial stockholders have agreed to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a Business Combination.

The Certificate of Incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.

The Sponsor and the Company’s officers and directors (the “initial stockholders”) have agreed not to propose an amendment to the Certificate of Incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete a Business Combination within the initial Combination Period (as defined below) or with respect to any other material provisions relating to stockholders’ rights or pre-initial Business Combination activity, unless the Company provides the Public Stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

If the Company is unable to complete a Business Combination within 24 months from the closing of the Initial Public Offering, or August 25, 2022 (as such period may be extended by the Company’s stockholders in accordance with the Certificate of Incorporation, the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (net of permitted withdrawals and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

The initial stockholders agreed to waive their rights to liquidating distributions from the Trust Account with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the initial stockholders acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination

Period. The underwriters have agreed to waive their rights to the deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period, and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 or potentially less. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a letter of intent, confidentiality or other similar agreement or business combination agreement (a “Target”), reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or Target that executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses and other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC.

As described in the Company’s Form 8-K filed on November 18, 2021 and in Note 2—Restatement of Previously Issued Financial Statements, the Company’s financial statements as of and for the period from June 4, 2020 (inception) through December 31, 2020, and the unaudited interim financial statements as of September 30, 2020, and for the three months ended September 30, 2020, and the period from June 4, 2020 (inception) through September 30, 2020 (collectively, the “2020 Affected Periods”), are restated in the Annual Report on Form 10-K/A (Amendment No. 2) (the “Annual Report”) to correct the misapplication of accounting guidance related to the Company’s Public Shares in the Company’s previously issued audited and unaudited condensed financial statements for such periods. The restated financial statements are indicated as “Restated” in the audited and accompanying notes, as applicable. See Note 2—Restatement of Previously Issued Financial Statements for further discussion.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Proposed Business Combination

On February 1, 2021, the Company entered into an agreement and plan of merger (the “Merger Agreement”) with Fertitta Entertainment, Inc., a Texas corporation (“FEI”), FAST Merger Corp., a Texas corporation and direct subsidiary of the Company (“FAST Merger Corp.”) and FAST Merger Sub Inc., a Texas corporation and direct subsidiary of FAST Merger Corp. (“Merger Sub”), pursuant to which (i) the Company will change its jurisdiction of incorporation to Texas by merging with and into FAST Merger Corp., with FAST Merger Corp. surviving the merger (the “reincorporation”), and (ii) Merger Sub will merge with and into FEI with FEI surviving the merger (the “Merger”). Upon consummation of the transactions contemplated by the Merger Agreement (the “Business Combination”), FEI will become a wholly owned subsidiary of FAST Merger Corp., which is referred to herein as “New FEI.” On June 30, 2021, the Company, FEI, FAST Merger Corp. and Merger Sub entered into an Amendment No. 1 to the Merger Agreement (“Amendment No. 1”), pursuant to which the Merger Agreement was amended to, among other things, (i) increase the number of shares of Class A common stock of New FEI to be issued to the sole stockholder of FEI such that the value of the aggregate consideration to be received by the sole stockholder increased from approximately $1.97 billion to approximately $3.84 billion in consideration for the inclusion of certain high quality assets to New FEI including Mastro’s, Catch and Vic & Anthony’s restaurants, Cadillac Bar and Fish Tales casual concepts and certain specialty entertainment assets, including Fisherman’s Wharf and Pleasure Pier in Galveston and three aquariums, (ii) provide that the shares of Class B units of Golden Nugget Online Gaming, Inc. (“GNOG”) issued in connection with the $2.2 million contribution made by LF LLC (a subsidiary of FEI) on March 31, 2021 and any additional shares acquired by LF LLC prior to the closing of the Business Combination (the “Closing”) as a result of contractually required contributions will be included as part of the transaction and (iii) extend the “Termination Date” under the Merger Agreement from November 1, 2021 to December 1, 2021.

Upon the closing of the Business Combination (the “Closing”), each share of common stock of the Company will be converted into one share of Class A common stock of New FEI and all of the outstanding equity interests of FEI will be acquired for aggregate consideration that is currently valued at approximately $1.97 billion. Such consideration will be paid to Tilman J. Fertitta, the sole stockholder of FEI, by the issuance of a number of shares of Class B common stock of New FEI, calculated based on the aggregate closing date transaction value, as determined pursuant to the Merger Agreement, and a $10 per share price of the Class B common stock. The value of the aggregate consideration will change between now and the Closing based on (i) the difference between the net debt of FEI at the Closing and the current target net debt of $4.6 billion and (ii) (x) the difference between the 60-day average closing stock price of a share of Golden Nugget Online Gaming, Inc. (“GNOG”) as of the day prior to the Closing and $18.46, the closing stock price of GNOG on January 28, 2021, multiplied by (y) 31,350,625 (subject to adjustment by reason of any stock dividend, subdivision, reclassification, reorganization, recapitalization, split, combination or exchange of shares, or any other similar event between the date of the Merger Agreement and the Closing). In addition, in connection with the Business Combination, FEI will complete an internal reorganization and spin out certain assets which are not intended to be part of the Business Combination (the “Restructuring”).

The shares of Class B common stock of New FEI will have the same economic terms as the shares of Class A common stock of New FEI, but the shares of Class B common stock of New FEI will have 10 votes per share. The outstanding shares of Class B common stock of New FEI will be subject to a “sunset” provision if Mr. Fertitta and other permitted holders of Class B common stock collectively cease to beneficially own at least 20% of the number of shares of Class B common stock of New FEI collectively held by Mr. Fertitta and other permitted transferees as of the effective date of the Business Combination.

On August 9, 2021, DraftKings Inc. (“DraftKings”) and GNOG announced that they have entered into a definitive agreement pursuant to which DraftKings will acquire GNOG in an all-stock transaction (the “DraftKings Transaction”). The Company currently expects that the Business Combination will close in the fourth quarter of 2021, prior to the expected closing of the DraftKings Transaction.

A subsidiary of FEI, as a holder of GNOG common stock, will receive the merger consideration in the DraftKings Transaction. In the DraftKings Transaction, GNOG stockholders, including such subsidiary of FEI, will receive a fixed ratio of 0.365 shares of Class A common stock of a new holding company formed by DraftKings in connection with the Transaction (“New DraftKings”), for each share of common stock of GNOG. The Company is not a party to the DraftKings Transaction.

It is anticipated that proceeds available from the Company’s trust account, after giving effect to any and all redemptions and proceeds from private placements of shares of the Company’s Class A common stock to occur immediately prior to the Closing, of which the Company currently has commitments for approximately $1.24 billion of proceeds will be used to pay transaction expenses and to partially pay down FEI’s existing indebtedness.

The parties to the Merger Agreement have made customary representations, warranties and covenants in the Merger Agreement, including, among others, covenants with respect to the conduct of FEI, the Company and their respective subsidiaries prior to the Closing. Each of FEI, the Company, FAST Merger Corp. and Merger Sub has agreed to use its reasonable best efforts to cause the Business Combination to be consummated as expeditiously as practicable.

The Closing is subject to certain conditions, including, among other things, (i) approval by the Company’s stockholders, (ii) certain approvals or other determinations from certain gaming regulatory authorities, as applicable, and the absence of a material adverse regulatory event with respect to FEI, (iii) the expiration or termination of the waiting period (or any extension thereof) applicable under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, (iv) the Company having at least $5,000,001 of net tangible assets at the Closing, (v) the receipt by Florida of certain tax opinions regarding the tax qualification of the Business Combination and certain aspects of the Restructuring, and (vi) the effectiveness of the Registration Statement (as defined below) and the listing of New FEI’s Class A common stock to be issued in the Business Combination on the New York Stock Exchange (the “NYSE”). In connection with the execution of the Merger Agreement, Mr. Fertitta has delivered a written consent approving the Merger Agreement and the Business Combination.

Refer to the Company’s current reports on Form 8-K, filed with the SEC on February 1, 2021 and July 1, 2021, and FAST Merger Corp.’s registration statement on Form S-4 (as amended), initially filed with the SEC on August 2, 2021 for more information.

Liquidity and Going Concern

As of December 31, 2020, the Company had approximately $1.0 million in its operating bank account, and working capital of approximately $1.1 million. Prior to the completion of the Initial Public Offering, the Company’s liquidity needs were satisfied through a payment of $25,000 from its Sponsor in exchange for the issuance of Founder Shares, the loan under the Note, as well as advancement of funds from the Sponsor of approximately $354,000 to the Company to cover for offering costs in connection with the Initial Public Offering. Subsequent to the consummation of the Initial Public Offering on August 25, 2020, the Company’s liquidity needs had been satisfied with the net proceeds from the consummation of the Private Placement not held in the Trust Account. The Company fully repaid the Note and advanced funds on August 25, 2020. In addition, in order to finance transaction costs in connection with a Business Combination, the Company’s officers, directors and initial stockholders may, but are not obligated to, provide the Company Working Capital Loans. To date, there were no amounts outstanding under any Working Capital Loans.

The Company has incurred and expects to incur additional significant costs in pursuit of its financing and acquisition plans including the proposed business combination described below. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the accompanying condensed consolidated financial statements are issued. Also, in connection with the Company’s assessment of going concern considerations in accordance with FASB ASC 205-40, “Basis of Presentation — Going Concern,” management has determined that mandatory liquidation and subsequent dissolution raise substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after August 25, 2022. The financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern.

Management is continuing to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have an effect on the Company’s financial position, results of the Company’s operations and/or close of the Merger Agreement, the specific impact is not readily determinable as of the date of these financial statements. The financial statement does not include any adjustments that might result from the outcome of this uncertainty.

Note 1 — Description of Organization, Business Operations and Basis of Presentation

FAST Acquisition Corp. (the “Company”) is a blank check company incorporated in Delaware on June 4, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies.

As of September 30, 2021, the Company had not commenced any operations. All activity for the period from June 4, 2020 (inception) through September 30, 2021, relates to the Company’s formation and the preparation of the initial public offering (the “Initial Public Offering”) described below, and since the Initial Public Offering, the search for a prospective initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The Company’s sponsor is FAST Sponsor, LLC, a Delaware limited liability company (the “Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on August 20, 2020. On August 25, 2020, the Company consummated its Initial Public Offering of 20,000,000 units (the “Units” and, with respect to the Class A common stock included in the Units being offered, the “Public Shares”) at $10.00 per Unit, generating gross proceeds of $200.0 million, and incurring offering costs of approximately $11.5 million, inclusive of $7.0 million in deferred underwriting commissions (Note 5).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 6,000,000 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”) to the Sponsor, each exercisable to purchase one share of Class A common stock at $11.50 per share, at a price of $1.00 per Private Placement Warrant, generating gross proceeds to the Company of $6.0 million (Note 4). If the over-allotment option was exercised, the Sponsor could have purchased an additional amount of up to 600,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant.

Upon the closing of the Initial Public Offering and the Private Placement, $200.0 million ($10.00 per Unit) of the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement were placed in a trust account (“Trust Account”) located in the United States at JP Morgan Chase Bank, N.A. with Continental Stock Transfer & Trust Company acting as trustee, and are invested only in U.S. “government securities,” within the meaning of Section 2(a)(16) of the Investment Company Act having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940, as amended (the “Investment Company Act”) which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (excluding the amount of any deferred underwriting discount held in trust) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide the holders of the Company’s outstanding Public Shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion, subject to applicable law and stock exchange listing requirements. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then held in the Trust Account (initially anticipated to be $10.00 per Public Share). The per-share amount to be distributed to Public Stockholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 5). As a result, such common stock has been recorded at redemption amount and classified as temporary equity in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”

The Company will proceed with a Business Combination only if a majority of the shares voted are voted in favor of the Business Combination. The Company will not redeem the Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. If a stockholder vote is not required by applicable law or stock exchange listing requirements and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each public stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks stockholder approval in connection with a Business Combination, the initial stockholders (as defined below) have agreed to vote their Founder Shares (as defined below in Note 4) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination or don’t vote at all. In addition, the initial stockholders have agreed to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a Business Combination.

The Certificate of Incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.

The Sponsor and the Company’s officers and directors (the “initial stockholders”) have agreed not to propose an amendment to the Certificate of Incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete a Business Combination within the initial Combination Period (as defined below) or with respect to any other material provisions relating to stockholders’ rights or pre-initial Business Combination activity, unless the Company provides the Public Stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

If the Company is unable to complete a Business Combination within 24 months from the closing of the Initial Public Offering, or August 25, 2022 (as such period may be extended by the Company’s stockholders in accordance with the Certificate of Incorporation, the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (net of permitted withdrawals and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

The initial stockholders agreed to waive their rights to liquidating distributions from the Trust Account with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the initial stockholders acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to the deferred underwriting commission (see Note 5) held in the Trust Account in the event the Company does not complete a Business Combination within in the Combination Period, and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 or potentially less. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a letter of intent, confidentiality or other similar agreement or business combination agreement (a “Target”), reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or Target that executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses and other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Proposed Business Combination

On February 1, 2021, the Company entered into an agreement and plan of merger (as amended, the “Merger Agreement”) with Fertitta Entertainment, Inc., a Texas corporation (“FEI”), FAST Merger Corp., a Texas corporation and direct subsidiary of the Company (“FAST Merger Corp.”) and FAST Merger Sub Inc., a Texas corporation and direct subsidiary of FAST Merger Corp. (“Merger Sub”), pursuant to which (i) the Company will change its jurisdiction of incorporation to Texas by merging with and into FAST Merger Corp., with FAST Merger Corp. surviving the merger (the “reincorporation”), and (ii) Merger Sub will merge with and into FEI with FEI surviving the merger (the “Merger”). Upon consummation of the transactions contemplated by the Merger Agreement (the “Business Combination”), FEI will become a wholly owned subsidiary of FAST Merger Corp., which is referred to herein as “New FEI.” On June 30, 2021, the Company, FEI, FAST Merger Corp. and Merger Sub entered into an Amendment No. 1 to the Merger Agreement (“Amendment No. 1”), pursuant to which the Merger Agreement was amended to, among other things, (i) increase the number of shares of Class A common stock of New FEI to be issued to the sole stockholder of FEI such that the value of the aggregate consideration to be received by the sole stockholder increased from approximately $1.97 billion to approximately $3.84 billion in consideration for the inclusion of certain high quality assets to New FEI including Mastro’s, Catch and Vic & Anthony’s restaurants, Cadillac Bar and Fish Tales casual concepts and certain specialty entertainment assets, including Fisherman’s Wharf and Pleasure Pier in Galveston and three aquariums, (ii) provide that the shares of Class B units of Golden Nugget Online Gaming, Inc. (“GNOG”) issued in connection with the $2.2 million contribution made by LF LLC (a subsidiary of FEI) on March 31, 2021 and any additional shares acquired by LF LLC prior to the closing of the Business Combination (the “Closing”) as a result of contractually required contributions will be included as part of the transaction and (iii) extend the “Termination Date” under the Merger Agreement from November 1, 2021 to December 1, 2021.

Upon the Closing, each share of common stock of the Company will be converted into one share of Class A common stock of New FEI and all of the outstanding equity interests of FEI will be acquired for aggregate consideration that is currently valued at approximately $3.84 billion. Such consideration will be paid to Tilman J. Fertitta, the sole stockholder of FEI, by the issuance of a number of shares of Class B common stock of New FEI, calculated based on the aggregate closing date transaction value, as determined pursuant to the Merger Agreement, and a $10 per share price of the Class B common stock. The value of the aggregate consideration will change between now and the Closing based on (i) the difference between the net debt of FEI at the Closing and the current target net debt of $4.6 billion and (ii) (x) the difference between the 60-day average closing stock price of a share of GNOG as of the day prior to the Closing and $18.46, the closing stock price of GNOG on January 28, 2021, multiplied by (y) 31,350,625 (subject to adjustment by reason of any stock dividend, subdivision, reclassification, reorganization, recapitalization, split, combination or exchange of shares, or any other similar event between the date of the Merger Agreement and the Closing).

In addition, in connection with the Business Combination, FEI will complete an internal reorganization and spin out certain assets which are not intended to be part of the Business Combination (the “Restructuring”).

The shares of Class B common stock of New FEI will have the same economic terms as the shares of Class A common stock of New FEI, but the shares of Class B common stock of New FEI will have 10 votes per share. The outstanding shares of Class B common stock of New FEI will be subject to a “sunset” provision if Mr. Fertitta and other permitted holders of New FEI Class B common stock collectively cease to beneficially own at least 20% of the number of shares of Class B common stock of New FEI collectively held by Mr. Fertitta and other permitted transferees as of the effective date of the Business Combination.

On August 9, 2021, DraftKings Inc. (“DraftKings”) and GNOG announced that they have entered into a definitive agreement pursuant to which DraftKings will acquire GNOG in an all-stock transaction (the “DraftKings Transaction”). The Company currently expects that the Business Combination will close in the fourth quarter of 2021, prior to the expected closing of the DraftKings Transaction.

The Merger Agreement does not prohibit FEI from selling the stock of GNOG and the Company’s consent was not required for the DraftKings Transaction. The Merger Agreement provides that the Merger Consideration (as defined therein) payable to FEI’s sole stockholder will be adjusted by (a)(i) an amount equal to the difference between the 60-day average closing stock price of a share of GNOG as of the day prior to the closing of the Business Combination, multiplied by (ii) the number of shares of stock of GNOG owned by FEI as of the Closing, and (b)(i) $13.00, multiplied by (ii) 31,494,175. The Merger Consideration payable to the sole stockholder of FEI will increase or decrease to the extent GNOG’s stock price increases or decreases as a result of the announcement of the DraftKings Transaction in relation to the $13.00 reference price in the Merger Agreement.

A subsidiary of FEI, as a holder of GNOG common stock, will receive the merger consideration in the DraftKings Transaction. In the DraftKings Transaction, GNOG stockholders, including such subsidiary of FEI, will receive a fixed ratio of 0.365 shares of Class A common stock of a new holding company formed by DraftKings in connection with the Transaction (“New DraftKings”), for each share of common stock of GNOG. The Company is not a party to the DraftKings Transaction.

It is anticipated that proceeds available from the Company’s trust account, after giving effect to any and all redemptions and proceeds from private placements of shares of the Company’s Class A common stock to occur immediately prior to the Closing, of which the Company currently has commitments for approximately $1.24 billion of proceeds will be used to pay transaction expenses and to partially pay down FEI’s existing indebtedness.

The parties to the Merger Agreement have made customary representations, warranties and covenants in the Merger Agreement, including, among others, covenants with respect to the conduct of FEI, the Company and their respective subsidiaries prior to the Closing. Each of FEI, the Company, FAST Merger Corp. and Merger Sub has agreed to use its reasonable best efforts to cause the Business Combination to be consummated as expeditiously as practicable.

The Closing is subject to certain conditions, including, among other things, (i) approval by the Company’s stockholders, (ii) certain approvals or other determinations from certain gaming regulatory authorities, as applicable, and the absence of a material adverse regulatory event with respect to FEI, (iii) the expiration or termination of the waiting period (or any extension thereof) applicable under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, (iv) the Company having at least $5,000,001 of net tangible assets at the Closing, (v) the receipt by Florida of certain tax opinions regarding the tax qualification of the Business Combination and certain aspects of the Restructuring, and (vi) the effectiveness of the Registration Statement (as defined below) and the listing of New FEI’s Class A common stock to be issued in the Business Combination on the New York Stock Exchange (the “NYSE”). In connection with the execution of the Merger Agreement, Mr. Fertitta has delivered a written consent approving the Merger Agreement and the Business Combination.

Refer to the Company’s current reports on Form 8-K, filed with the SEC on February 1, 2021 and July 1, 2021, and FAST Merger Corp.’s registration statement on Form S-4 (as amended), initially filed with the SEC on August 2, 2021 for more information.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Liquidity and Going Concern

The accompanying condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. As of September 30, 2021, the Company had approximately $0.2 million in its operating bank account and a working capital deficit of approximately $2.0 million (not taking into account approximately $79,000 of tax obligations that may be paid using investment income classified in the Trust Account). The Company has incurred and expects to incur additional significant costs in pursuit of its financing and acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the accompanying condensed consolidated financial statements are issued.

In connection with the Company’s assessment of going concern considerations in accordance with FASB ASC 205-40, “Basis of Presentation — Going Concern,” management has determined that the working capital deficit and mandatory liquidation and subsequent dissolution raise substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after August 25, 2022. The unaudited condensed consolidated financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern.